Segment information (Tables)	9 Months Ended
Sep. 30, 2026
Operating segments [Abstract]
Schedule of segment information	We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Revenue:
Social casino games	$76,835	$79,618	$231,079	$219,237
iGaming	17,436	16,229	51,602	44,915
Total Revenue	$94,271	$95,847	$282,681	$264,152
Advertising expenses:
Social casino games	$8,474	$6,725	$25,972	$19,968
iGaming	3,895	6,594	13,246	17,333
Total advertising expenses	$12,369	$13,319	$39,218	$37,301
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,804	$1,613	$5,468	$2,221
iGaming	903	899	2,698	2,581
Total depreciation and amortization (including right-of-use assets)	$2,707	$2,512	$8,166	$4,802
Interest income:
Social casino games	$4,753	$4,212	$13,419	$12,126
iGaming	—	—	—	—
Total interest income	$4,753	$4,212	$13,419	$12,126
Interest expense:
Social casino games	$485	$508	$1,430	$1,418
iGaming	4	1	4	4
Total interest expense	$489	$509	$1,434	$1,422
Profit before income tax:
Social casino games	$30,109	$43,746	$118,146	$110,305
iGaming	(817)	(2,623)	(2,043)	(5,784)
Total profit before income tax	$29,292	$41,123	$116,103	$104,521

Schedule of revenue and noncurrent assets by geographical location	The following table presents our revenue disaggregated based on geographic location (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
U.S.	$57,024	$60,996	$172,954	$182,507
Canada	4,714	4,796	13,896	14,043
United Kingdom	17,392	15,929	50,900	42,268
Germany	7,133	7,167	21,061	7,614
International-other	8,008	6,959	23,870	17,720
Total	$94,271	$95,847	$282,681	$264,152